1933 Act File No.
                                                      1940 Act File No.


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....        X
                                                                  -----

Pre-Effective Amendment No.      ...........................
                            -----                                 -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  -----

Amendment No. _____.........................................

                     EDWARD JONES TAX-FREE MONEY MARKET FUND

                  (Exact name of Registrant as Specified in Charter)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                                John W. McGonigle

                            Federated Investors Tower

                       Pittsburgh, Pennsylvania 15222-3779

                        (Name and Address of Agent for Service)

 Approximate                         Date of Proposed Public Offering AS SOON AS
                                     POSSIBLE AFTER THE EFFECTIVENESS OF THE
                                     REGISTRATION STATEMENT

Pursuant to the provisions of Rule 24f-2 of the Investment Company Act of 1940, Registrant hereby elects to register an indefinite number of shares.

                         AMENDMENT PURSUANT TO RULE 473

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a), may determine.

                              Copies To:

Matthew G. Maloney, Esquire
Dickstein, Shapiro, Morin & Oshinsky, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037




PROSPECTUS

EDWARD JONES TAX-FREE MONEY MARKET FUND

A money market mutual fund seeking current income exempt from federal income tax consistent with stability of principal by investing in a portfolio of high-quality, short-term tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary                1
What are the Fund's Fees and Expenses?     3
What are the Fund's Investment Strategies?       4
What are the Principal Securities in Which the
  Fund Invests?                    5
What are the Specific Risks of Investing in the Fund?  6
What Do Shares Cost?               6
How is the Fund Sold?              7
How to Purchase Shares             7
How to Redeem and Exchange Shares  8
Account and Share Information      9
Who Manages the Fund?             10
Financial Information             11

---------------------------------------------------------------------------
NOT FDIC INSURED

---------------------------------------------------------------------------

MAY LOSE VALUE

NO BANK GUARANTEE

_____, 2001

2

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is current income exempt from federal income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality, short-term tax exempt securities. At least 80% of the Fund's annual interest income will be exempt from federal income tax, including the alternative minimum tax for individuals and corporations (AMT). The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

RISK/RETURN BAR CHART AND TABLE

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

WHAT ARE THE FUND'S FEES AND EXPENSES?

EDWARD JONES TAX-FREE MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage    None
of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original None purchase price or redemption proceeds, as applicable) Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and None other Distributions) (as a percentage of offering price) Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)(1)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF
AVERAGE NET ASSETS)
Management Fee(2)                                                    0.50%
Distribution (12b-1) Fee                                             None
Shareholder Services Fee(3)                                          0.25%
Other Expenses                                                       __%
Total Annual Fund Operating Expenses                                 __%
--------------------------------------------------------------------------
1 Although not contractually obligated to do so, the adviser and shareholder services provider will waive certain amounts. These are shown below along with the net expenses the Fund EXPECTS TO PAY for the fiscal year ending March 31, 2002.

   Total Waivers of Fund
  Expenses

  --%
   Total Actual Annual Fund Operating Expenses (after waivers)
  --%
2 The maximum management fee is 0.500% of the first $500 million in average daily net assets, 0.475% of the second $500 million in average daily net assets, 0.450% of the third $500 million in average daily net assets, 0.425% of the fourth $500 million in average daily net assets, and 0.400% of average daily net assets in excess of $2 billion. The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be __% for the fiscal year ending March 31, 2002.

3 The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) is expected to be __% for the fiscal year ending March 31, 2002.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are BEFORE WAIVERS as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year                         $____
3 Years                        $____
5 Years                        $____
10 Years                       $____



WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality tax exempt securities maturing in 397 days or less. At least 80% of the Fund's annual interest income will be exempt from federal income tax, including AMT. The Fund's dollar-weighted average portfolio maturity will be 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

  The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standards for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

  The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

  In an attempt to further enhance yields and provide diversification, the Adviser may invest a portion of the portfolio in tax exempt securities subject to AMT. Up to 20% of the Fund's income may be derived from such securities.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This also may cause the Fund to receive and distribute taxable income to investors.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends and distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

  Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short- term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

  Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Services. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

WHAT DO SHARES COST?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $1,000, except that there is no minimum requirement for those shareholders in Edward D. Jones & Company's Full Service Account (FSA) or who have signed an Automatic Collection and Reinvestment Service Agreement.

FULL SERVICE ACCOUNT

As a shareholder, you may subscribe to FSA. This program provides a convenient method for investment by linking your Fund account and the Edward D. Jones & Company Brokerage Account. As an FSA subscriber, you will have a free credit balance in the Brokerage Account and will automatically have this sum invested in your Fund account on a daily basis. FSA also permits daily, automatic redemption of Fund Shares to satisfy debit balances in the your Brokerage Accounts. At present, there is no fee for this service, but Edward D. Jones & Company reserves the right to charge a fee in the future.

HOW IS THE FUND SOLD?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individual, joint, custodial, trust, fiduciary, corporate, partnership, association or proprietorship accounts. The Fund may not be a suitable investment for retirement plans.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

HOW TO PURCHASE SHARES

You may purchase Shares by check or wire. Fund Shares purchased before 3:00 p.m. (Eastern time) earn dividends that day. Payment should be made in U.S. dollars and drawn on a U.S. bank.

  When payment is made by check, the order is considered received after the check is converted into federal funds by Edward D. Jones & Company. This is normally within two business days of receiving the check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund incurs. Checks originally payable to someone other than you or Edward D. Jones & Company (third-party checks) are not accepted.

  When payment is made by wire with federal funds, the order is considered received immediately. The Fund reserves the right to reject any request to purchase Shares.

BY CHECK
To purchase Shares by check:
o     sign the Automatic Collection and Reinvestment Service Agreement;1
o     complete and sign a checkwriting application;1
o enclose a check for $1,000 or more made payable to Edward D. Jones & Company; and
o send the check and any completed forms to your local Edward D. Jones & Company office with instructions that it be invested in the Fund.

BY WIRE

Shares may be purchased with federal funds sent by Federal Reserve or bank wire. This method results in a more rapid investment in Fund Shares. Contact your Edward D. Jones & Company investment professional before wiring any funds. You cannot purchase Shares by wire on holidays when wire transfers are restricted.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange of shares you own in certain funds advised and distributed by affiliates of Federated Investors, Inc. (Federated Funds). Or, you may purchase shares of certain Federated Funds by exchanging your Fund Shares. Sales charges may apply in purchasing some Federated Funds. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations. Contact Edward D. Jones & Company directly or Federated Securities Corp. at 1-800-341-7400 for information on and prospectuses for the Federated Funds into which your Shares may be exchanged.

--------------------------------------------------------------------------------
  1These forms are available from your Edward D. Jones & Company investment professional. They are optional but recommended.



BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

HOW TO REDEEM AND EXCHANGE SHARES

You may redeem or exchange Shares by submitting a request by telephone or by mail to your Edward D. Jones & Company investment professional.

BY TELEPHONE

You may redeem or exchange Shares by calling your Edward D. Jones & Company investment professional.

  If you call before 3:00 p.m. (Eastern time), your redemption will be mailed to you the same day. You will not receive that day's dividend.

  If you call after 3:00 p.m. (Eastern time), you will receive that day's dividend and your redemption will be mailed to you the following business day.

BY MAIL

     You may redeem or exchange Shares by mailing a written request to Edward D. Jones & Company. Call your Edward D. Jones & Company investment professional for specific instructions before redeeming by letter.

     Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

  All written requests must include:

o     Fund Name, account number and account registration;
o     amount to be redeemed or exchanged;
o     signatures of all shareholders exactly as registered; and
o IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record; o your redemption will be sent to an address of record that was changed within the last 30 days;

o    a redemption is payable to someone other than the shareholder(s) of record;
     or
o IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available. These payment options require a signature guarantee if they were not established when the account was opened: o an electronic transfer to your account at a financial institution that is an

   ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days: o to allow your purchase to clear; o during periods of market volatility; or o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of certain Federated Funds. To do this, you must: o ensure that the account registrations are identical; o meet any minimum initial investment requirements; and o receive a prospectus for the fund into which you wish to exchange. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares in amounts of $500 or more. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment. You may not write checks to redeem Shares directly from Federated Shareholder Services Company or to close an account. The checkwriting privilege may be discontinued at any time. For further information, contact your Edward D. Jones & Company investment professional.

VISA ACCOUNT

You may establish a VISA account that allows you to redeem Shares with a VISA card or VISA checks. A shareholder with a VISA account may not use the Fund checking account privileges (only one checkwriting option may be chosen). The VISA privilege may be discontinued at any time. For further information, contact your Edward D. Jones & Company investment professional.

ADDITIONAL CONDITIONS

SHARE CERTIFICATES

The Fund does not issue share certificates.

ACCOUNT AND SHARE INFORMATION

ACCOUNT ACTIVITY

You will receive monthly statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the third business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, you must maintain a $2,500 average monthly account balance in any month. Otherwise, you will be charged a $3.00 fee for that month. FSA privileges will be deleted from accounts with a zero balance after 90 days. This policy does not currently apply to IRAs, Keoghs, other retirement accounts or accounts owned by associates of Edward D. Jones & Company, L.P. These types of accounts may be subject to the policy in the future.

TAX INFORMATION

Edward D. Jones & Company sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Passport Research, Ltd. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee based on the Fund's average daily net assets as shown in the chart below.

AVERAGE DAILY NET    ADVISORY FEE
ASSETS               AS PERCENTAGE

                     OF AVERAGE
                     DAILY NET
                     ASSETS

First $500 million 0.500% Second $500 million 0.475% Third $500 million 0.450% Fourth $500 million 0.425% Over $2 billion 0.400%

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Fund's fiscal year end is March 31. As this is the Fund's first fiscal year, financial information is not yet available.

EDWARD JONES TAX-FREE MONEY MARKET FUND

A Statement of Additional Information (SAI) dated ____, 2001 is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

INVESTMENT COMPANY ACT FILE NO. 000-0000
CUSIP 480199108

000000-00 (__/01)

EDWARD JONES TAX-FREE MONEY MARKET FUND

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Edward Jones Tax-Free Money Market Fund (Fund), dated ______, 2001. Obtain the prospectus without charge by calling 1-800-341-7400.

______, 2001

_________ (__ /01)

CONTENTS

How is the Fund Organized?         1
Securities in Which the Fund Invests       1
How is the Fund Sold?              4
Exchanging Securities for Shares   4
Subaccounting Services             4
Redemption in Kind                 5
Massachusetts Partnership Law      5
Account and Share Information      5
Tax Information                    5
Who Manages and Provides Services to the Fund?   6
How Does the Fund Measure Performance?     9
Who is Federated Investors, Inc.? 10
Investment Ratings                12
Addresses                         13


HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 25, 2001. The Fund's investment adviser is Passport Research, Ltd. (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

   GENERAL OBLIGATION BONDS

   General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

   SPECIAL REVENUE BONDS

   Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

      PRIVATE ACTIVITY BONDS

      Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

      The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

   MUNICIPAL LEASES

   Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of municipal leases.

   ZERO COUPON SECURITIES

   Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

   CREDIT ENHANCEMENT

   Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

SPECIAL TRANSACTIONS

   DELAYED DELIVERY TRANSACTIONS

   Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

   INTER-FUND BORROWING AND LENDING ARRANGEMENTS

   The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board of Trustees (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

   For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from failed trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) AND more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

   ASSET COVERAGE

   In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may make temporary defensive investments in the following taxable securities:

   TREASURY SECURITIES

   Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

   AGENCY SECURITIES

   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

   BANK INSTRUMENTS

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

   REPURCHASE AGREEMENTS

   Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

   The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   REVERSE REPURCHASE AGREEMENTS

   Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

INVESTMENT RATINGS

A nationally recognized statistical rating organization's (NRSRO) two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Services, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. An additional risk factor is outlined below.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

TAX RISKS

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

INVESTMENT POLICY

As a matter of fundamental investment policy, the Fund invests its assets so that at least 80% of its annual interest income is exempt from federal income tax.

INVESTMENT LIMITATIONS

DIVERSIFICATION

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer. As a matter of non-fundamental policy, the Fund complies with the diversification requirements of Rule 2a-7 under the 1940 Act (the Rule), which are more rigorous.

CONCENTRATION

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the Investment Company Act of 1940 (the 1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry. Certain bank instruments will not be deemed to be the securities of a single industry.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

BORROWING MONEY AND ISSUING SENIOR SECURITIES

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

LENDING

      The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE 1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

ILLIQUID SECURITIES

      The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

INVESTING IN OTHER INVESTMENT COMPANIES

      The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Fund's investment adviser.

      The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

PURCHASES ON MARGIN

      The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

PLEDGING ASSETS

      The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." For purposes of the concentration restriction, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of the Rule, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

  The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), offers Shares on a continuous, best- efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company will either perform these services directly or will pay Edward D. Jones & Company to perform shareholder services.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

  Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

  Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

  Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its net asset value. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

  Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

  All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

  Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.




----------------------------------------------------------------------------------------------
NAME                                                            AGGREGATE    TOTAL
BIRTH DATE                                                      COMPENSATION COMPENSATION
ADDRESS                                                         FROM FUND    FROM FUND
POSITION WITH FUND    PRINCIPAL OCCUPATIONS                                  AND FUND COMPLEX

                      FOR PAST FIVE YEARS

JOHN F. DONAHUE*+#    Chief Executive Officer and Director               $0  $0 for the
Birth Date: July      or Trustee of the Federated Fund                       Fund and
28, 1924              Complex; Chairman and Director,                        44 other
Federated Investors   Federated Investors, Inc.; Chairman,                   investment
Tower                 Federated Investment Management                        companies
1001 Liberty Avenue   Company, Federated Global Investment                   in the Fund
Pittsburgh, PA        Management Corp. and Passport                          Complex
CHAIRMAN AND TRUSTEE  Research, Ltd.; formerly: Trustee,
                      Federated Investment Management
                      Company and Chairman and Director,
                      Federated Investment Counseling.
THOMAS G. BIGLEY      Director or Trustee of the Federated                   $128,847.72 for
Birth Date:           Fund Complex; Director, Member of               $____  the
February 3, 1934      Executive Committee, Children's                        Fund and
15 Old Timber Trail   Hospital of Pittsburgh; Director and                   44 other
Pittsburgh, PA        Chairman of Audit Committee, Robroy                    investment
TRUSTEE               Industries, Inc. (coated steel                         companies
                      conduits/computer storage equipment);                  in the Fund
                      formerly: Senior Partner, Ernst &                      Complex

                      Young LLP; Director, MED 3000 Group,

                      Inc. (physician practice management);
                      Director, Member of Executive

                      Committee, University of Pittsburgh.

JOHN T. CONROY, JR.   Director or Trustee of the Federated                   $128,847.66 for
Birth Date: June      Fund Complex; Chairman of the Board,            $____  the
23, 1937              Investment Properties Corporation;                     Fund and
Grubb &               Partner or Trustee in private real                     44 other
Ellis/Investment      estate ventures in Southwest Florida;                  investment
Properties            formerly: President, Investment                        companies
Corporation           Properties Corporation; Senior Vice                    in the Fund
3201 Tamiami Trail    President, John R. Wood and                            Complex
North                 Associates, Inc., Realtors; President,
Naples, FL            Naples Property Management, Inc. and
TRUSTEE               Northgate Village Development
                      Corporation.
NICHOLAS P.           Director or Trustee of the Federated                   $126,923.53 for
CONSTANTAKIS          Fund Complex; Director and Chairman of          $____  the
Birth Date:           the Audit Committee, Michael Baker                     Fund and
September 3, 1939     Corporation (engineering,                              44 other
175 Woodshire Drive   construction, operations and technical                 investment
Pittsburgh, PA        services); formerly: Partner, Andersen                 companies
TRUSTEE               Worldwide SC.                                          in the Fund
                                                                             Complex

JOHN F. CUNNINGHAM    Director or Trustee of some of the                     $115,368.16 for
Birth Date: March     Federated Fund Complex; Chairman,               $____  the
5, 1943               President and Chief Executive Officer,                 Fund and
353 El Brillo Way     Cunningham & Co., Inc. (strategic                      44 other
Palm Beach, FL        business consulting); Trustee                          investment
TRUSTEE               Associate, Boston College; Director,                   companies
                      Iperia Corp.                                           in the Fund
                      (communications/software); formerly:                   Complex
                      Director, Redgate Communications and
                      EMC Corporation (computer storage
                      systems).

                      Previous Positions: Chairman of the
                      Board and Chief Executive Officer,
                      Computer Consoles, Inc.; President and
                      Chief Operating Officer, Wang
                      Laboratories; Director, First National
                      Bank of Boston; Director, Apollo
                      Computer, Inc.
LAWRENCE D. ELLIS,    Director or Trustee of the Federated                   $117,117.17 for
M.D.*                 Fund Complex; Professor of Medicine,            $____  the
Birth Date: October   University of Pittsburgh; Medical                      Fund and
11, 1932              Director, University of Pittsburgh                     44  other
3471 Fifth Avenue     Medical Center - Downtown;                             investment
Suite 1111            Hematologist, Oncologist, and                          companies
Pittsburgh, PA        Internist, University of Pittsburgh                    in the Fund
TRUSTEE               Medical Center; Member, National Board                 Complex
                      of Trustees, Leukemia Society of
                      America.

PETER E. MADDEN       Director or Trustee of the Federated                   $117,117.14 for
Birth Date: March     Fund Complex; formerly:                         $____  the
16, 1942              Representative, Commonwealth of                        Fund and
One Royal Palm Way    Massachusetts General Court;                           44 other
100 Royal Palm Way    President, State Street Bank and Trust                 investment
Palm Beach, FL        Company and State Street Corporation.                  companies
TRUSTEE                                                                      in the Fund
                      Previous Positions: Director, VISA USA                 Complex
                      and VISA International; Chairman and
                      Director, Massachusetts Bankers
                      Association; Director, Depository
                      Trust Corporation; Director, The
                      Boston Stock Exchange.
CHARLES F.            Director or Trustee of some of the                     $128,847.66 for
MANSFIELD, JR.        Federated Fund Complex; Management              $____  the
Birth Date: April     Consultant; formerly: Executive Vice                   Fund and
10, 1945              President, Legal and External Affairs,                 44  other
80 South Road         DVC Group, Inc. (formerly, Dugan Valva                 investment
Westhampton Beach,    Contess, Inc.) (marketing,                             companies
NY TRUSTEE            communications, technology and                         in the Fund
                      consulting).                                           Complex

                      Previous Positions: Chief Executive Officer, PBTC
                      International Bank; Partner, Arthur Young & Company (now
                      Ernst & Young LLP); Chief Financial Officer of Retail
                      Banking Sector, Chase Manhattan Bank; Senior Vice
                      President, HSBC Bank USA (formerly, Marine Midland Bank);
                      Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra
                      University.

JOHN E. MURRAY,       Director or Trustee of the Federated                   $117,117.14 for
JR., J.D., S.J.D.#    Fund Complex; President, Law                    $____  the
Birth Date:           Professor, Duquesne University;                        Fund
December 20, 1932     Consulting Partner, Mollica & Murray;                  and
President, Duquesne   Director, Michael Baker Corp.                          44 other
University            (engineering, construction, operations                 investment
Pittsburgh, PA        and technical services).                               companies
TRUSTEE                                                                      in the Fund
                      Previous Positions: Dean and Professor                 Complex

                      of Law, University of Pittsburgh

                      School of Law; Dean and Professor of

                      Law, Villanova University School of
                      Law.

MARJORIE P. SMUTS     Director or Trustee of the Federated                   $117,117.17 for
Birth Date: June      Fund Complex; Public                            $____  the
21, 1935              Relations/Marketing/Conference                         Fund and
4905 Bayard Street    Planning.                                              44 other
Pittsburgh, PA                                                               investment
TRUSTEE               Previous Positions: National                           companies
                      Spokesperson, Aluminum Company of in the Fund America;
                      television producer; business Complex owner; conference
                      coordinator.

JOHN S. WALSH         Director or Trustee of some of the                     $117,117.17 for
Birth Date:           Federated Fund Complex; President and           $____  the
November 28, 1957     Director, Heat Wagon, Inc.                             Fund and
2604 William Drive    (manufacturer of construction                          44 other
Valparaiso, IN        temporary heaters); President and                      investment
TRUSTEE               Director, Manufacturers Products, Inc.                 companies
                      (distributor of portable construction                  in the Fund
                      heaters); President, Portable Heater                   Complex
                      Parts, a division of Manufacturers
                      Products, Inc.; Director, Walsh &
                      Kelly, Inc. (heavy highway
                      contractor); formerly: Vice President,
                      Walsh & Kelly, Inc.
J. CHRISTOPHER        President or Executive Vice President                  $0 for the
DONAHUE+*             of the Federated Fund Complex;                     $0  Fund and
Birth Date: April     Director or Trustee of some of the                     43 other
11, 1949              Funds in the Federated Fund Complex;                   investment
Federated Investors   President, Chief Executive Officer and                 companies
Tower                 Director, Federated Investors, Inc.;                   in the Fund
1001 Liberty Avenue   President, Chief Executive Officer and                 Complex
Pittsburgh, PA        Trustee, Federated Investment
EXECUTIVE VICE        Management Company; Trustee, Federated
PRESIDENT AND         Investment Counseling; President,
TRUSTEE               Chief Executive Officer and Director,
                     Federated Global Investment Management

                      Corp.; President and Chief Executive
                      Officer, Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director, Federated
                      Services Company; formerly: President,
                      Federated Investment Counseling.

EDWARD C. GONZALES    President, Executive Vice President                    $0 for the
Birth Date: October   and Treasurer of some of the Funds in              $0  Fund and
22, 1930              the Federated Fund Complex; Vice                       38 other
Federated Investors   Chairman, Federated Investors, Inc.;                   investment
Tower                 Trustee, Federated Administrative                      companies
1001 Liberty Avenue   Services; formerly: Trustee or                         in the Fund
Pittsburgh, PA        Director of some of the Funds in the                   Complex
EXECUTIVE VICE        Federated Fund Complex; CEO and
PRESIDENT             Chairman, Federated Administrative
                      Services;  Vice President, Federated
                      Investment Management Company,
                      Federated Investment Counseling,
                      Federated Global Investment Management
                      Corp. and Passport Research, Ltd.;
                      Director and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.
JOHN W. MCGONIGLE     Executive Vice President and Secretary                 $0 for the
Birth Date: October   of the Federated Fund Complex;                     $0  Fund and
26, 1938              Executive Vice President, Secretary                    44 other
Federated Investors   and Director, Federated Investors,                     investment
Tower                 Inc.; formerly: Trustee, Federated                     companies
1001 Liberty Avenue   Investment Management Company and                      in the Fund
Pittsburgh, PA        Federated Investment Counseling;                       Complex
EXECUTIVE VICE        Director, Federated Global Investment
PRESIDENT AND         Management Corp, Federated Services
SECRETARY             Company and Federated Securities Corp.
RICHARD J. THOMAS     Treasurer of the Federated Fund                        $0 for the
Birth Date: June      Complex; Senior Vice President,                    $0  Fund and
17, 1954              Federated Administrative Services;                     44 other
Federated Investors   formerly: Vice President, Federated                    investment
Tower                 Administrative Services; held various                  companies
1001 Liberty Avenue   management positions within Funds                      in the Fund
Pittsburgh, PA        Financial Services Division of                         Complex
TREASURER             Federated Investors, Inc.
RICHARD B. FISHER     President or Vice President of some of                 $0 for the
Birth Date: May 17,   the Funds in the Federated Fund                    $0  Fund and
1923                  Complex; Vice Chairman, Federated                      37 other
Federated Investors   Investors, Inc.; Chairman, Federated                   investment
Tower                 Securities Corp.; formerly: Director                   companies
1001 Liberty Avenue   or Trustee of some of the Funds in the                 in the Fund
Pittsburgh, PA        Federated Fund Complex; Executive Vice                 Complex
PRESIDENT             President, Federated Investors, Inc.;
                      and Director and Chief Executive
                      Officer, Federated Securities Corp.
WILLIAM D. DAWSON,    Chief Investment Officer of this Fund                  $0 for the
III                   and various other Funds in the                     $0  Fund and
Birth Date: March     Federated Fund Complex; Executive Vice                 26 other
3, 1949               President, Federated Investment                        investment
Federated Investors   Counseling, Federated Global                           companies
Tower                 Investment Management Corp., Federated                 in the Fund
1001 Liberty Avenue   Investment Management Company and                      Complex
Pittsburgh, PA        Passport Research, Ltd.; Director,
CHIEF INVESTMENT      Federated Global Investment Management
OFFICER               Corp. and Federated Investment

                      Management Company; Registered
                      Representative, Federated Securities
                      Corp.; Portfolio Manager, Federated
                      Administrative Services; Vice
                      President, Federated Investors, Inc.;
                      formerly: Executive Vice President and
                      Senior Vice President, Federated
                      Investment Counseling Institutional
                      Portfolio Management Services
                      Division; Senior Vice President,
                      Federated Investment Management
                      Company and Passport Research, Ltd.
SUSAN R. HILL         Susan R. Hill  is Vice President of                    $0 for the
Birth Date: June      the Fund.  Ms. Hill joined Federated               $0  Fund and
20, 1963              in 1990 and has been a Portfolio                       2 other
Federated Investors   Manager since 1993 and a Vice                          investment
Tower                 President of the Fund's Adviser since                  companies
1001 Liberty Avenue   1997. Ms. Hill was a Portfolio Manager                 in the Fund
Pittsburgh, PA        and an Assistant Vice President of the                 Complex
VICE PRESIDENT        Adviser from 1994 until 1997. Ms. Hill
                      is a Chartered Financial Analyst and

                      received an M.S. in Industrial
                      Administration from Carnegie Mellon
                      University.


* AN ASTERISK DENOTES A TRUSTEE WHO IS DEEMED TO BE AN INTERESTED PERSON AS DEFINED IN THE 1940 ACT.

# A POUND SIGN DENOTES A MEMBER OF THE BOARD'S EXECUTIVE COMMITTEE, WHICH
  HANDLES THE BOARD'S RESPONSIBILITIES BETWEEN ITS MEETINGS.

+ MR. DONAHUE IS THE FATHER OF J. CHRISTOPHER DONAHUE, EXECUTIVE VICE PRESIDENT AND TRUSTEE OF THE FUND.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund. Passport Research, Ltd. is a Pennsylvania limited partnership. Its general partner is Federated Investment Management Company, a wholly owned investment advisory subsidiary of Federated, with a 50.5% interest. Its limited partner is Edward D. Jones & Company, L.P., with a 49.5% interest.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more or those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM               AVERAGE AGGREGATE
ADMINISTRATIVE FEE    DAILY NET ASSETS OF

                      THE FEDERATED FUNDS

0.150 of 1%           on the first $250
                      million

0.125 of 1%           on the next $250
                      million

0.100 of 1%           on the next $250
                      million

0.075 of 1%           on assets in excess
                      of $750 million

In addition, the Fund's Distributor provides administrative personnel and services to Federated Services Company for which it receives a fee equal to approximately 0.039% of average daily net assets of the Fund.

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

  Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Edward D. Jones & Company, L.P. maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

  The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

  Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

  The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base-period return; and multiplying the base-period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

  To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

TAX EQUIVALENCY TABLE

TAXABLE YIELD EQUIVALENT FOR 2001 -  MULTISTATE MUNICIPAL FUNDS

FEDERAL INCOME TAX         15.00%      28.00%      31.00%      36.00%     39.60%
BRACKET:
Joint Return              $1-45,20$45,201-109,$109,251-166,$166,451-297Over
                                                                         297,300

Single Return             $1-27,05$27,051-65,5$65,551-136,7$136,750-297Over
                                                                         297,300

TAX EXEMPT YIELD:         TAXABLE YIELD EQUIVALENT:

0.50%                       0.59%       0.69%       0.72%       0.78%      0.83%
1.00%                       1.18%       1.39%       1.45%       1.56%      1.66%
1.50%                       1.76%       2.08%       2.17%       2.34%      2.48%
2.00%                       2.35%       2.78%       2.90%       3.13%      3.31%
2.50%                       2.94%       3.47%       3.62%       3.91%      4.14%
3.00%                       3.53%       4.17%       4.35%       4.69%      4.97%
3.50%                       4.12%       4.86%       5.07%       5.47%      5.79%
4.00%                       4.71%       5.56%       5.80%       6.25%      6.62%
4.50%                       5.29%       6.25%       6.52%       7.03%      7.45%
5.00%                       5.88%       6.94%       7.25%       7.81%      8.28%
5.50%                       6.47%       7.64%       7.97%       8.59%      9.11%
6.00%                       7.06%       8.33%       8.70%       9.38%      9.93%
6.50%                       7.65%       9.03%       9.42%      10.16%     10.76%
7.00%                       8.24%       9.72%      10.14%      10.94%     11.59%
7.50%                       8.82%      10.42%      10.87%      11.72%     12.42%
8.00%                       9.41%      11.11%      11.59%      12.50%     13.25%
8.50%                      10.00%      11.81%      12.32%      13.28%     14.07%
9.00%                      10.59%      12.50%      13.04%      14.06%     14.90%
9.50%                      11.18%      13.19%      13.77%      14.84%     15.73%
10.00%                     11.76%      13.89%      14.49%      15.63%     16.56%
10.50%                     12.35%      14.58%      15.22%      16.41%     17.38%
11.00%                     12.94%      15.28%      15.94%      17.19%     18.21%



NOTE: THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE TAXABLE YIELD EQUIVALENT.




PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

  The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

  You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

  LIPPER ANALYTICAL SERVICES, INC.

Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

  Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 2000, Federated managed 11 bond funds with approximately $4.0 billion in assets and 22 money market funds with approximately $41.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 31 years' experience. As of December 31, 2000, Federated managed 40 equity funds totaling approximately $20.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 2000, Federated managed 11 money market funds and 30 bond funds with assets approximating $20.9 billion and $9.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 2000, Federated managed 6 mortgage backed, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.3 billion, $1.2 billion and $36.2 billion, respectively. Federated trades approximately $133.4 billion in U.S. government and mortgage backed securities daily and places approximately $28.5 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2000, Federated managed $99.0 billion in assets across 52 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $36.2 billion, $21.0 billion, $41.8 billion and $110 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $7 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 3,031 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

INVESTMENT RATINGS

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes. SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short- term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICES SHORT-TERM MUNICIPAL OBLIGATION RATINGS Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated in the defined rating categories.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+. F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES

EDWARD JONES TAX-FREE MONEY MARKET FUND

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Passport Research, Ltd.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Edward D. Jones & Co., L.P.
201 Progress Parkway
Maryland Heights, MO 63043

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.    OTHER INFORMATION.

Item 23.
      (a)  Conformed Copy of Declaration of Trust of the
           Registrant;+
           (i)Form of Amendment No. 1 to the Declaration of Trust; +
      (b)  Copy of By-Laws of the Registrant;+
      (c)  Not applicable;
      (d) Conformed copy of Investment Advisory Contract of the Registrant; (to be filed by amendment)
      (e)    (i)  Conformed copy of Distributor's Contract of the
                  Registrant; (to be filed by amendment)
            (ii) Conformed copy of Administrative Agreement; (to be filed by amendment)
      (f)  Not applicable;
      (g) Conformed copy of Custodian Agreement of the Registrant; (to be filed by amendment)
      (h) Conformed copy of Transfer Agency and Service Agreement of the Registrant; (to be filed by amendment)
      (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (to be filed by amendment)
    (j)  Not applicable;
    (k)  Not applicable;
    (l)  Not applicable;
    (m)    (i) Conformed copy of Distribution Plan; (to
               be filed by amendment)
          (ii) Conformed copy of Dealer Agreement; (to be filed by amendment)
         (iii) Conformed copy of 12b-1 Agreement; (to be filed by amendment)
    (n)  Not applicable;
    (o)  Conformed copy of Power of Attorney; +
         (o)(i) Conformed copy of Power of Attorney of Chief Investment Officer William D. Dawson, III;+
    (p) The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Federated Managed
          Allocation Portfolios Registration Statement on Form N-1A filed with the Commission on January 25, 2001. (File Nos. 33-51247 and
          811-7129).


Item 24.    Persons Controlled by or Under Common Control with Registrant:

            To be filed by amendment



Item 25.    Indemnification:

            Indemnification is provided to Officers and Trustees of the Registrant pursuant to Section 4 of Article XI of Registrant's Declaration of Trust. The Investment Advisory Contract between the Registrant and Passport Research, Ltd. ("Adviser") provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

            Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions:
            (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 26.    Business and Other Connections of Investment Adviser:

          For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), Suite 301 Little Falls Center Two, 2751 Centerville Road, Wilmington, DE 19808.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Stephen F. Auth
                                             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Jeffrey A. Kozemchak
                                             Sandra L. McInerney
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Bernard A. Picchi
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Arthur J. Barry
                                             Randall S. Bauer
                                             G. Andrew Bonnewell
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Robert M. Kowit
                                             Richard J. Lazarchic
                                             Steven J. Lehman
                                             Marian R. Marinack
                                             Christopher Matyszewski
                                             Joseph M. Natoli
                                             Jeffrey A. Petro
                                             John Quartarolo
                                             Keith J. Sabol
                                             Ihab Salib
                                             Frank Semack
                                             Aash M. Shah
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Edward J. Tiedge
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard Winkowski
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela Auchey
                                             Nancy J. Belz
                                             Regina Chi
                                             Ross M. Cohen
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             Fred B. Crutchfield
                                             James H. Davis, II
                                             Joseph DelVecchio
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             John T. Gentry
                                             David Gilmore
                                             Nikola A. Ivanov
                                             Carol Kayworth
                                             Nathan H. Kehm
                                             John C. Kerber
                                             J. Andrew Kirschler
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Natalie F. Metz
                                             Theresa Miller
                                             Thomas Mitchell
                                             Bob Nolte
                                             Mary Kay Pavuk
                                             Rae Ann Rice
                                             Roberto Sanchez-Dahl, Sr.
                                             Sarath Sathkumara
                                             James W. Schaub
                                             John Sidawi
                                             Diane R. Startari
                                             Diane Tolby
                                             Peter Tropaitis
                                             Michael R. Tucker
                                             Steven J. Wagner

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.    Principal Underwriters:

   (a)Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Limited Duration Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.;

Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust;
Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds; RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.



            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------


Richard B. Fisher             Chairman,                         President
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Arthur L. Cherry              Director,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales       --
Federated Investors Tower     and Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue             Director, Executive Vice            --
Federated Investors Tower     Vice President and Assistant
1001 Liberty Avenue           Secretary,
Pittsburgh, PA 15222-3779     Federated Securities Corp.

James F. Getz                 President-Broker/Dealer and          --
Federated Investors Tower     Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                  Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy Franklin              Vice President,                      --
Federated Investors Tower     Federated Securities Corp
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Mark A. Gessner               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Scott Gundersen               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Anthony J. Harper             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ed Koontz                     Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Michael H. Liss               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peter III           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raleigh Peters                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terence Wiles                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charles L. Davis, Jr.         Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Donald C. Edwards             Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Lynn Sherwood-Long            Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kirk A. Montgomery            Secretary,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley, III            Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson            Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779


Victor R. Siclari             Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779



            (c) Not applicable

Item 28.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

        Edward Jones Tax-Free Money         Federated Investors Funds
        Market Fund                         5800 Corporate Drive

                                            Pittsburgh, Pennsylvania
                                            15237-7000

        State Street Bank and Trust         P.O. Box 8600
        Company ("Custodian")               Boston, Massachusetts
02266-8600


        Edward D. Jones & Co., L.P.         201 Progress Parkway
        ("Transfer Agent and Dividend       Maryland Heights, MO
        Disbursing Agent")                  63043


        Federated Services Company          Federated Investors Tower
        ("Administrator")                   1001 Liberty Avenue

                                            Pittsburgh, Pennsylvania
                                            15222-3779

        Passport Research, Ltd.             Federated Investors Tower
        ("Adviser")                         1001 Liberty Avenue

                                            Pittsburgh, Pennsylvania
                                            15222-3779


Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, EDWARD JONES TAX-FREE MONEY MARKET FUND, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 2nd day of February, 2001.

                     EDWARD JONES TAX-FREE MONEY MARKET FUND

                  BY: /s/Leslie K. Ross
                  Leslie K. Ross, Assistant Secretary
                  Attorney in Fact for John F. Donahue

                  February 2, 2001

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/Leslie K. Ross

    Leslie K. Ross                Attorney In Fact          February 2, 2001
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Richard B. Fisher*                President

J. Christopher Donahue*           Executive Vice President and Trustee

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

William D. Dawson, III*           Chief Investment Officer

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr.*              Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

* By Power of Attorney